LONG-TERM INVESTMENTS IN ASSOCIATES - Statements of financial position (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2021 USD ($)
Statements of financial position
Current assets	Rp 61,288		Rp 46,529		$ 4,300
Non-current assets	214,870		199,344		15,077
Current liabilities	(68,695)		(68,500)		(4,820)
Non-current liabilities	(62,291)		(56,859)		$ (4,369)
Statements of profit or loss and other comprehensive income
Profit before income tax	43,739	$ 3,070	39,147	Rp 38,299
Income tax expense - net	(9,640)	(677)	(9,257)	(10,439)
Profit for the year	34,099	2,393	29,890	27,860
Other comprehensive loss - net	1,980	138	(3,581)	(2,189)
Net comprehensive income (loss) for the year	36,079	$ 2,531	26,309	Rp 25,671
Finarya
Statements of financial position
Current assets	1,779		3,160
Non-current assets	222		169
Current liabilities	(1,654)		(2,327)
Non-current liabilities	(35)		(41)
Equity	312		961
Statements of profit or loss and other comprehensive income
Revenues	137		133
Operating expenses	(1,160)		(948)
Other income (expenses) including finance costs - net	31		69
Profit before income tax	(992)		(746)
Income tax expense - net	11		2
Profit for the year	(981)		(744)
Other comprehensive loss - net	4		4
Net comprehensive income (loss) for the year	(977)		(740)
Indonusa
Statements of financial position
Current assets			565
Non-current assets			331
Current liabilities			(318)
Non-current liabilities			(573)
Equity			5
Statements of profit or loss and other comprehensive income
Revenues			783
Operating expenses			(691)
Other income (expenses) including finance costs - net			(24)
Profit before income tax			68
Income tax expense - net			(6)
Profit for the year			62
Other comprehensive loss - net			7
Net comprehensive income (loss) for the year			69
Jalin
Statements of financial position
Current assets	239		187
Non-current assets	237		194
Current liabilities	(144)		(92)
Non-current liabilities	(8)		(22)
Equity	324		267
Statements of profit or loss and other comprehensive income
Revenues	401		277
Operating expenses	(311)		(205)
Other income (expenses) including finance costs - net	6		(3)
Profit before income tax	96		69
Income tax expense - net	(19)		(18)
Profit for the year	77		51
Other comprehensive loss - net	1		(1)
Net comprehensive income (loss) for the year	78		50
Others Associates
Statements of financial position
Current assets	1,248		972
Non-current assets	4,720		4,516
Current liabilities	(646)		(795)
Non-current liabilities	(4,618)		(4,398)
Equity	704		295
Statements of profit or loss and other comprehensive income
Revenues	1,869		1,278
Operating expenses	(1,436)		(1,035)
Other income (expenses) including finance costs - net	(106)		(92)
Profit before income tax	327		151
Income tax expense - net	(13)		(4)
Profit for the year	314		147
Other comprehensive loss - net	(1)		(27)
Net comprehensive income (loss) for the year	Rp 313		Rp 120